Offerings - Offering: 1	Oct. 28, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99911
Maximum Aggregate Offering Price	$ 299,733,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,889.12
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on
Form S-3ASR
(File
No. 333-278118)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.